Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Required Under Lease Agreements

The following is a schedule by year, of the future minimum lease payments required under the lease agreements as of December 31, 2014 (in thousands).

2015	$773
2016	749
2017	753
2018	756
2019	756
Thereafter	3,494

Total minimum lease payments	$7,281